Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of future minimum lease payments under noncancelable operating leases

Operating leases
As of December 31, 2011
2012	$4,551
2013	3,378
2014	2,554
2015	1,354
2016	—
Thereafter	—

Total minimum lease payments	$11,837